Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
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Balances and Transactions with Associates and Joint Ventures
The information detailed in the tables below shows the balances with associates and joint ventures as of December 31, 2020, 2019 and 2018 and transactions with the mentioned parties for the years ended on such dates.

	2020				2019				2018
	Other receivables	Trade receivables	Accounts payable	Contract liabilities	Other receivables	Trade receivables	Accounts payable	Contract liabilities	Other receivables	Trade receivables	Accounts payable
	Current	Current	Current	Current	Current	Current	Current	Current	Current	Current	Current
Joint ventures:
Profertil	12	641	484	—	12	587	114	—	2	461	428
MEGA	—	2,650	261	—	—	2,995	350	—	—	2,441	6
Refinor	—	577	75	—	—	956	123	—	—	770	5
Bizoy S.A.	—	—	—	—	—	17	—	—	11	—	—
Y-GEN I	—	—	—	—	—	—	—	—	—	2	—
YPF EE (1)	389	794	2,504	56	296	2,278	2,183	679	218	1,552	1,301
Petrofaro S.A.	—	—	—	—	—	6	—	—	—	267	151
OLCLP	79	7	168	—	56	59	70	—	1,884	—	—
Sustentator S.A.	—	—	2	—	—	—	—	—	—	—	—

	480	4,669	3,494	56	364	6,898	2,840	679	2,115	5,493	1,891

Associates:
CDS	—	144	10	—	—	1,063	—	—	—	518	—
YPF Gas	51	322	180	—	90	317	73	—	637	414	62
Oldelval	—	1	450	—	—	77	401	—	—	34	272
Termap	—	—	182	—	—	—	182	—	—	—	102
OTA	12	—	9	—	9	—	14	—	5	—	14
OTC	8	—	—	—	4	—	—	—	7	—	—
GPA	—	—	25	—	—	—	99	—	4	—	80
Oiltanking	—	1	304	—	—	—	198	—	21	—	147
Gas Austral S.A.	—	23	1	—	—	12	1	—	2	16	—

	71	491	1,161	—	103	1,469	968	—	676	982	677

	551	5,160	4,655	56	467	8,367	3,808	679	2,791	6,475	2,568

	2020			2019			2018
	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)
Joint ventures:
Profertil	5,111	4,883	—	4,418	3,044	—	2,751	1,964	—
MEGA	12,408	2,281	—	10,672	1,854	—	8,150	438	—
Refinor	2,750	706	—	3,310	481	(16)	2,594	323	—
Bizoy S.A.	—	—	—	—	—	—	—	—	—
Y-GEN I	—	—	—	5	—	—	4	—	—
YPF EE (1)	3,647	5,184	—	5,016	3,862	—	2,064	1,548	47
Petrofaro S.A.	—	—	—	9	23	—	223	150	—
OLCLP	115	571	—	66	316	—	—
Sustentator S.A.	—	4	—

	24,031	13,629	—	23,496	9,580	(16)	15,786	4,423	47

Associates:
CDS	838	8	8	1,955	1	—	565	—	—
YPF Gas	2,401	345	3	2,217	252	162	1,608	104	217
Oldelval	57	2,893	2	238	2,192	—	103	1,167	—
Termap	—	1,309	—	—	1,302	—	6	666	—
OTA	2	76	—	1	80	—	1	47	—
GPA	—	1,176	—	—	845	—	—	363	—
Oiltanking	5	1,542	—	3	1,350	—	4	777	—
Gas Austral S.A.	223	—	—	206	1	—	199	—	—

	3,526	7,349	13	4,620	6,023	162	2,486	3,124	217

	27,557	20,978	13	28,116	15,603	146	18,272	7,547	264

(1)	On March 20, 2018, YPF EE was reclassified as a joint venture. Includes transactions following the loss of control over YPF EE. See Note 3.

Information about Public Sector Related Entities
Additionally, in the normal course of business, and considering being the main energy group in Argentina, the Group’s client/suppliers portfolio encompasses both private sector entities as well as national public sector entities. As required by IAS 24 “Related party disclosures”, among the major transactions above mentioned the most important are:

		Balances			Transactions
		Credits / (Liabilities)			Income / (Costs)
Customers / Suppliers	Ref.	2020	2019	2018	2020	2019	2018
SGE	(1) (17)	12,607	26,223	26,978	—	—	—
SGE	(2) (17)	3,330	3,416	1,211	3,992	5,684	1,376
SGE	(3) (17)	228	155	282	234	657	347
SGE	(4) (17)	240	166	192	—	7	107
SGE	(5) (17)	625	475	—	150	475	—
SGE	(6) (17)	440	172	1,255	845	995	3,447
SGE	(7) (17)	6,126	4,417	3,535	—	361	4,149
Ministry of Transport	(8) (17)	2,802	2,056	3,044	4,515	5,923	9,192
Secretariat of Industry	(9) (17)	—	—	—	—	688	—
CAMMESA	(10)	7,098	627	3,822	26,054	6,650	18,029
CAMMESA	(11)	(983)	386	(444)	(5,678)	(3,778)	(3,272)
IEASA	(12)	5,998	5,041	4,326	10,992	11,994	7,600
IEASA	(13)	(2,640)	(505)	(745)	(1,650)	(462)	(1,156)
Aerolíneas Argentinas S.A. and Austral Líneas Aéreas Cielos del Sur S.A.	(14)	6,009	5,033	3,454	4,641	16,036	8,710
Aerolíneas Argentinas S.A. and Austral Líneas Aéreas Cielos del Sur S.A.	(15)	—	—	—	—	—	(21)
ANSES.	(16)	—	—	—	1,539	—	—

(1)	Benefits for the Stimulus Programs for the Additional Injection of Natural Gas.
(2)	Benefits for the Stimulus Program for Investments in Natural Gas Production Developments from Non-Conventional Reservoirs.
(3)	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks.
(4)	Benefits for the Household Program.
(5)	Benefits for recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas through networks.
(6)	Procedure to compensate for the lower income that Natural Gas Piping Distribution Service Licensed Companies receive from their users for the benefit of Metrogas.
(7)
Procedure to compensate the payment of the accumulated daily differences on a monthly basis between the price of the gas purchased by Natural Gas Piping Distribution Service Companies and the price of the natural gas included in the respective tariff schemes for the benefit of Metrogas. As of December 31, 2020, 1,887 have been charged to provision and 4,239 are disclosed net of liabilities with other natural gas producing companies. See Note 34.f.

(8)	The compensation for providing diesel to public transport of passengers at a differential price.
(9)	Incentive for domestic manufacturing of capital goods, for the benefit of AESA.
(10)	The provision of fuel oil and natural gas.
(11)	Purchases of energy. As of December 31, 2019, the Group had a credit balance for energy purchases.
(12)
Sale of natural gas and provision of regasification service in the regasification projects of LNG in Escobar. Likewise, for the ten months period as of October 31, 2018 it also included the regasification projects of LNG in Bahía Blanca.

(13)	The purchase of natural gas and crude oil.
(14)	The provision of jet fuel.
(15)	The purchase of miles for the YPF Serviclub program.
(16)	Income recognized by the Work and Production Assistance Program received in benefit of AESA and OPESSA.
(17)	Income recognized under the guidelines of IAS 20.

Summary of Compensation of Key Management Personnel
The table below discloses the compensation for the YPF’s key management personnel, including members of the Board of Directors and Vice Presidents (managers with executive functions appointed by the Board of Directors), for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Short-term employee benefits (1)	719	515	337
Share-based benefits	161	123	55
Post-retirement benefits	32	22	14
Termination benefits	242	—	—

	1,154	660	406

(1)	Does not include Social Security contributions of 182, 133 and 66 for the years ended December 31, 2020, 2019 and 2018, respectively.